INVENTORIES	12 Months Ended
Dec. 31, 2021
INVENTORIES
INVENTORIES

19.   INVENTORIES

Inventories are stated at the lower of cost or net realizable value. Inventory cost is determined using the weighted average cost method. Handsets and accessories held for sale are expensed when sold. The Group regularly assesses its inventories for obsolete and slow-moving stock.

Inventory and spare parts comprised the following:

	December 31,
	2021	2020
Handsets and accessories	15,201	12,827
Advertising and other materials	1,934	964
Spare parts for telecommunication equipment	180	110
SIM cards and prepaid phone cards	853	726
TV equipment for resale	449	425
Software and equipment for installation and resale	364	152

Total inventories	18,981	15,204

Other materials mainly consist of automobile and IT components, stationery, fuel and auxiliary materials.

Spare parts for telecommunication equipment included in the inventory are expected to be utilized within twelve months of the year end.

Expenses for writing inventory down to net realisable value were included in cost of goods in the consolidated statement of profit or loss.

For the years ended December 31, 2021, 2020 and 2019, cost of goods comprised the following expenses:

	2021	2020	2019
Amount of inventories recognized as an expense	70,788	62,587	56,761
Inventory obsolescence provision	1,817	1,465	2,564
Reversal of obsolescence provision	(361)	(570)	(453)

Total cost of goods	72,244	63,482	58,872

The reversal of the inventory obsolescence provision relates to handsets and accessories sold over the course of the Group’s promotion campaigns. Inventories were sold with a positive margin.